General information	12 Months Ended
Dec. 31, 2023
General Information About Financial Statements [Abstract]
General information	General information
Corporación Inmobiliaria Vesta, S. A. B. de C. V. (“Vesta” or the “Entity”) is a corporation incorporated in Mexico. The address of its registered office and principal place of business is Paseo de los Tamarindos 90, 28th floor, Mexico City.
Vesta and subsidiaries (collectively, the “Entity”) are engaged in the development, acquisition and operation of industrial buildings and distribution facilities that are rented to corporations in eleven states throughout Mexico.
1.1Significant events
On April 27, 2021, Vesta announced the favorable results of its primary offering of common shares (equity issuance). The offering consisted in an equity offering of shares in Mexico through the Mexican Stock Exchange with an international distribution. Vesta received gross income of $200,000,000 from this equity issuance. The primary global offering considered 101,982,052 shares, and an over-allotment option of up to 15% calculated with respect to the number of shares subject to the primary offering, that was 15,297,306 additional shares, an option that could be exercised by the underwriters within the following 30 days to this date; such over-allotment was exercised by the underwriters on April 28, 2022 in a total of 14,797,307 shares for an amount of $29,215,419. The cost of such equity issuance was $6,019,970.
On May 13, 2021, Vesta offered $350,000,000 of Senior Notes, Vesta ESG Global bond 35/8 05/31, with maturity on May 13, 2031. The notes will bear interest at a rate of 3.625% per annum. The cost of such debt issuance was $7,746,222. On September 1, 2022, Vesta announced a new $200,000,000 sustainability linked revolving credit facility with various financial institutions. As a part of such revolving credit, Vesta paid debt issuance costs in an amount of $1,339,606. As of December 31, 2023 no amount has been borrowed yet.
As a result of the spread of the coronavirus (COVID-19) in Mexico and around the world, Vesta successfully maintained during 2020 the disciplined execution of strategies, which included rapidly adapting to the current environment and providing temporary relief to clients supported by strong relationships and its strong knowledge of the market. This allowed Vesta to quickly and timely identify emerging trends and seize new business opportunities. As part of negotiations with clients during 2020, Vesta only granted deferral of leases payments for those tenants who met certain strict criteria, focusing that decision on long-term growth. In total, there were 43 deferral agreements that represented approximately a $5.5 million operating lease receivable, of which 84% were recovered during the second half of 2020 and 16% were recovered during 2021; agreements and payments have been fulfilled. It is important to note that, as of September 30, 2021, 95% of Vesta's tenants had reached pre-crisis operating levels and, at the end of the year, all are at normal levels. During 2021 Vesta did not grant additional deferrals to tenants. The economic trends of the real estate market in Mexico, and specifically the industrial real estate market, were not materially affected by the pandemic. See Note 8 “Investment Properties” for further details. Finally, from an internal point of view, Vesta continued with its surveillance measures and cost reduction, review of contracts with non-essential third parties and constant monitoring of its performance.
On April 23, 2021, a mandatory federal decree was published in Mexico where various labor and tax regulations were modified to generally prohibit the subcontracting of personnel and establish the rules under which specialized services may be subcontracted. During 2021, the Entity completed all the necessary corporate actions to approve the adjustments to the constitutive documents of the Entity and its subsidiaries, in order to adjust them to what it is established in the current legal framework; likewise, it took all previous actions to implement the administrative changes necessary to fully comply with the terms of the new legal framework on the beginning of its term; there was no impact on the Consolidated Financial Statements as of and for the period ended December 31, 2021 derived from these actions.
On September 1, 2022, Vesta announced a new $200,000,000 sustainability linked revolving credit facility with various financial institutions. As a part of such revolving credit, Vesta paid debt issuance costs in an amount of $1,339,606. As of December 31, 2023 no amount has been borrowed yet.
On June 29, 2023, Vesta entered into an underwriting agreement (the ‘‘Underwriting Agreement’’) with Citigroup Global Markets Inc., BofA Securities, Inc. and Barclays Capital Inc., as representative of the underwriters, relating to Vesta’s initial public offering (the ‘‘Offering’’) of 125,000,000 Common Shares in the form of American Depositary Shares (the ‘‘ADS’’) each ADS representing 10 Common Shares of Vesta’s common stock (‘‘common stock’’), which included the exercise by the underwriters in full of the over-allotment option to purchase an additional 18,750,000 shares of Vesta’s common stock, at an Offering price of $31.00 US dollars per ADS.
The closing of the Offering for the ADS’s took place on July 5, 2023, raising gross proceeds of approximately $445,625,000, which included 18,750,000 shares sold by Vesta upon the exercise by the underwriters of the over-allotment option in full. Issuance expenses were approximately $22,950,000. Vesta intends to use the net proceeds from the Offering to fund growth strategy including the acquisition of land or properties and related infrastructure investments, and for the development of industrial buildings.
On December 7, 2023, Vesta entered into an underwriting agreement (the ‘‘Follow-On Underwriting Agreement’’) with Morgan Stanley & CO, LLC, BofA Securities, Inc. and Barclays Capital Inc., as representative of the underwriters, relating to Vesta’s sale of common shares (the ‘‘Follow-on Offering’’) of 42,500,000 Common Shares in the form of ADS, each ADS representing 10 Common Shares of Vesta’s common stock, at a Follow-on Offering price of $35.00 US dollars per ADS.
The closing of the Follow-on Offering for the ADS’s took place on December 13, 2023, raising gross proceeds of approximately $148,750,000. Issuance expenses were approximately $4,746,000. Vesta intends to use the net proceeds from the Follow-on Offering to fund growth strategy including the acquisition of land or properties and related infrastructure investments, and for the development of industrial buildings.